Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net income	$ 11,811,614	$ 6,476,772	$ 5,567,174
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property, plant and equipment	907,254	899,091	686,724
Non-cash operating lease expense	54,168	221,588	209,021
Deferred income tax	(13,591)	(35,045)	(28,906)
Changes in assets and liabilities
Accounts receivable	(9,694,197)	(15,079,074)	(57,511)
Inventories	(2,123,552)	735,769	9,298,035
Advances to suppliers	(1,961,267)	650,375	(375,864)
Other receivables and current assets	(216,599)	273,505	6,417
Other non-current assets	(706,820)
Advances from customers		(591,151)	(4,534,204)
Accounts payable	(4,058,557)	5,372,783	(8,567,099)
Other payables and accrued expenses	159,142	388,197	(467,010)
Taxes payable	(246,017)	2,635,002	2,109,837
Due to related parties	(399,004)	126,410	259,265
Operating lease liabilities	(3,245,003)	(64,484)	(45,044)
Net cash (used in) provided by operating activities	(9,732,429)	2,009,738	4,060,835
Cash flows from investing activities
Purchase of fixed assets	(29,591)	(11,542)	(3,835,841)
Loan to a third party	(2,000,000)
Net cash used in investing activities	(2,029,591)	(11,542)	(3,835,841)
Cash flows from financing activities
Payment of deferred offering costs		(256,256)	(17,678)
Net proceeds from stock issuance	10,100,653
Principal payments on financed amount for purchase of vehicle	(15,337)	(1,282)
Net cash provided by (used in) financing activities	10,085,316	(257,538)	(17,678)
Effect of exchange rate changes on cash and cash equivalents	786,355	(29,503)	(295,349)
Net (decrease) increase of cash and cash equivalents	(890,349)	1,711,155	(88,123)
Cash and cash equivalents – beginning of the year	1,847,634	136,479	224,602
Cash and cash equivalents – end of the year	957,285	1,847,634	136,479
Supplementary cash flow information:
Interest paid	6,454	501
Income taxes paid	2,236	1,027	18,101
Non-Cash financing and investing activities:
Fixed assets financed for purchase of vehicle		46,168
Recognition of right-of-use assets through lease liabilities	$ 5,750,596